Note 5 - Accounts and Grants Receivable (Tables)	3 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	March 31, 2020	December 31, 2019
Trade receivable	$918,127	$816,226
Government grants receivable	55,000	22,276
	$973,127	$838,502